Related party transactions (Detail)		12 Months Ended
	Jun. 28, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Emera
Transactions with Third Party [Line Items]
Amounts due from related party | $						$ 491,000	$ 0
Emera | Energy Service
Transactions with Third Party [Line Items]
Inter-company sales | $			$ 6,658,000		$ 9,821,000
Emera | Natural Gas
Transactions with Third Party [Line Items]
Purchases from related party | $			$ 2,292,000		$ 3,961,000
Algonquin Power Systems Ltd.
Transactions with Third Party [Line Items]
Amounts due from related party		CAD 0		CAD 47,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses		2,021,000		189,000
Algonquin Power Management Inc.
Transactions with Third Party [Line Items]
Aircraft usage shortfall fee	CAD 13,000
Cost in connection with aircraft		507,000		721,000
Base lease costs		0		356,000
Spouse of Senior Executive
Transactions with Third Party [Line Items]
Related party transactions, expenses paid		CAD 22,000		CAD 192,000